UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [   ];      Amendment Number: ___
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Peter Hwang Fang
Address:          P.O. Box 1655
                  Lafayette, CA 94549


Form 13F File Number: 028-11832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter H. Fang
Title:            Owner
Phone:            (925) 408-5276

Signature, Place, and Date of Signing:

 /s/Peter Fang             Lafayette, California            07/30/2008
 ----------------          ---------------------            ----------
 [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                          0
                                                --------------------------------

Form 13F Information Table Entry Total:                                    17
                                                --------------------------------

Form 13F Information Table Value Total:                              $157,111
                                                --------------------------------
                                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.       13F File Number                  Name
---       ---------------                  ----

          NONE

                                          Peter Hwang Fang
                                              FORM 13F
                                               Public
                                             06/30/2008

                          TITLE                   VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER          OF CLASS      CUSIP     (X$1,000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS SOLE   SHARED  NONE
---------------------  ----------  -----------  ----------  -------- ---- ----- -------- -------- -----  ------  ----
Berkshire Hathaway
  Inc - Del 	        CL A       084670 10 8    18,112         150  SH         SOLE        	      150           150
Berkshire Hathaway
  Inc  Del  	        CL B       084670 20 7    29,568       7,370  SH         SOLE    	    7,370         7,370
Chesapeake Energy Corp	COM	   165167 10 7	  22,227     336,981  SH	 SOLE		  336,981	336,981
Daily Journal Corp      COM        233912 10 4       333       8,100  SH         SOLE    	    8,100         8,100
Franklin Res Inc.       COM        354613 10 1    14,417     157,311  SH         SOLE 	     	  157,311       157,311
Hansen Medical Inc      COM        411307 10 1     4,048     242,112  SH         SOLE  	    	  242,112       242,112
Hurco Companies Inc.	COM	   447324 10 4	     753      24,383  SH	 SOLE		   24,383	 24,383
Ingersoll-Rand
  Company Ltd.		CL A	   G4776G 10 1	   1,871      50,000  SH	 SOLE		   50,000	 50,000
Legg Mason Inc          COM        524901 10 5     9,284     165,850  SH         SOLE  	    	  165,850       165,850
McGrath Rentcorp        COM        580589 10 9     2,063      83,923  SH         SOLE  	    	   83,923        83,923
Mercury Genl Corp New   COM        589400 10 0     3,965      84,885  SH         SOLE  	    	   84,885        84,885
Moodys Corp             COM        615369 10 5     9,867     283,300  SH         SOLE  	    	  283,300       283,300
Mueller Wtr Prods Inc   COM SER B  624758 20 7     2,737     347,300  SH         SOLE  	    	  347,300       347,300
Nabors Industries Ltd.	SHS	   G6359F 10 3	   1,723      35,000  SH	 SOLE		   35,000	 35,000
Patterson UTI
  Energy Inc.		COM	   703481 10 1     1,625      45,000  SH	 SOLE		   45,000	 45,000
Wesco Finl Corp         COM        950817 10 6    28,824      71,346  SH         SOLE              71,346        71,346
Wynn Resorts Ltd.	COM	   983134 10 7	   5,694      70,000  SH	 SOLE		   70,000	 70,000

              REPORT SUMMARY        17 Records    157,111   2,013,011